Note 10 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (14,540)	$ (9,367)	$ (43,377)	$ (24,012)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	30,303,093	25,309,776	28,658,215	23,819,453
Net loss per share —basic and diluted (in dollars per share)	$ (0.48)	$ (0.37)	$ (1.51)	$ (1.01)